Taxation (Details) - Schedule of The Component of Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Schedule of the Component of Income Tax Expenses [Abstract]
Current tax expense	¥ (23,769)		¥ (19,796)	¥ (2,303)
Deferred tax benefit	2,084		1,446	1,266
Income tax expense	¥ (21,685)	$ (2,990)	¥ (18,350)	¥ (1,037)